Indemnification assets	12 Months Ended
Dec. 31, 2022
Business Combinations1 [Abstract]
Indemnification assets	Indemnification assets

	Year ended December 31, 2022	Year ended December 31, 2021
	€m	€m
Balance at January 1	9.5	15.4
Release of indemnified provision	(7.7)	(5.9)
Balance at December 31	1.8	9.5
The indemnification assets included €7.0 million as at December 31, 2021 related to the acquisition of the Findus Group in 2015, which was backed primarily by shares that were held in escrow. The shares placed in escrow were released in stages over a four-year period which began in January 2019. In January 2022, the remaining 342,190 shares were released from escrow. As a consequence, the associated indemnification asset has been released in full. The corresponding charge has been recognized within exceptional items in Note 7.
The remaining indemnification assets of €1.8 million (2021: €2.5 million) relates to the Goodfella’s Pizza acquisition for several contingent liabilities that arose prior to acquisition and were recognized in the balance sheet to the same extent as the asset. During 2022, €0.7 million has been released against the liabilities.